Interest Rate Swaps (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Floating rate	LIBOR
Not Qualifying for Hedge Accounting
Derivative [Line Items]
Notional amount	$ 10,840,781	$ 56,208,157
Not Qualifying for Hedge Accounting | Unicredit Bank AG
Derivative [Line Items]
Effective date	Aug. 27, 2010
Termination Date	Aug. 27, 2015
Notional amount	$ 0	25,500,000
Fixed rate	2.465%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 2,550,000
Not Qualifying for Hedge Accounting | HSBC Bank Plc
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	$ 0	4,560,000
Fixed rate	1.485%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 120,000
Not Qualifying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	$ 0	9,562,500
Fixed rate	1.22%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 187,500
Not Qualifying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	$ 5,435,625	5,918,792
Fixed rate	1.14%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 120,792
Not Qualifying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	$ 5,405,156	5,885,615
Fixed rate	1.01%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 120,115
Not Qualifying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	$ 0	$ 4,781,250
Fixed rate	0.98%
Floating rate	3-month LIBOR
Reduction in notional amount	$ 93,750